Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment Estimated Useful Lives [Line Items]
Leasehold improvement, estimated useful life	Shorter of useful life of the asset or the lease term
Computer and electronic equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant And Equipment, Estimated Useful Lives	3 years
Furniture and fixtures
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant And Equipment, Estimated Useful Lives	5 years
Motor vehicles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property Plant And Equipment, Estimated Useful Lives	5 years